Document and Entity Information	Dec. 13, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 13, 2022
Entity Registrant Name	CATCHA INVESTMENT CORP
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40061
Entity Tax Identification Number	98-1574476
Entity Address, Address Line One	Level 42, Suntec Tower Three
Entity Address, Address Line Two	8 Temasek Blvd
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	038988
Country Region	65
City Area Code	6829
Local Phone Number	2294
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001838293
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A ordinary share, $0.0001 par value, andone-thirdof one redeemable warrant
Trading Symbol	CHAA.U
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	CHAA
Security Exchange Name	NYSE